Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation is provided using the straight-line method over the following estimated useful lives:

Laboratory equipment	5 years
Computer equipment	3 years
Office furniture and equipment	5 years
Leasehold improvements	Lesser of useful life or remaining lease term